Note 10 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
(In Thousands)
2015	$912
2016	685
2017	642
2018	634
2019	577
Thereafter	393
Total	$3,843